8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
October 23, 2023	$0.20	4,219,641	-	-	(4,219,641)	-
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
Outstanding		20,886,308	-	-	(4,219,641)	16,666,667
Weighted average exercise price		$0.14	$Nil	$Nil	$0.20	$0.125

As of December 31, 2023, the weighted average contractual life is 1.16 years (December 31, 2022 – 1.89 years).

The continuity of warrants for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
February 25, 2022	$0.40	500,000	-	-	(500,000)	-
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
February 28, 2025	$0.125	-	16,666,667	-	-	16,666,667
Outstanding		4,719,641	16,666,667	-	(500,000)	20,886,308
Weighted average exercise price		$0.22	$0.125	$Nil	$0.40	$0.14

The continuity of warrants for the year ended December 31, 2021 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
November 9, 2021	$0.40	2,500,000	-	-	(2,500,000)	-
December 17, 2021	$0.40	1,160,000	-	-	(1,160,000)	-
December 18, 2021	$0.20	455,000	-	-	(455,000)	-
February 25, 2022	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
Outstanding		8,834,841	-	-	(4,115,000)	4,719,641
Weighted average exercise price		$0.29	$Nil	$Nil	$0.38	$0.22